Borrowings - Summary of Repayment Years for Borrowings (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	£ 686	£ 464
Term debt	5,319	4,398
Lease liabilities	360	391
Total	6,365	5,253
Within 1 year [member]
Disclosure of detailed information about borrowings [line items]
Short-term bank loans, overdrafts and commercial paper	686	464
Term debt	614	209
Lease liabilities	92	89
Total	1,392	762
1-2 years [member]
Disclosure of detailed information about borrowings [line items]
Term debt	508	593
Lease liabilities	87	85
Total	595	678
2-3 years [member]
Disclosure of detailed information about borrowings [line items]
Term debt	451	508
Lease liabilities	70	74
Total	521	582
3-4 years [member]
Disclosure of detailed information about borrowings [line items]
Term debt	688	444
Lease liabilities	42	58
Total	730	502
4-5 years [member]
Disclosure of detailed information about borrowings [line items]
Term debt	669	630
Lease liabilities	27	28
Total	696	658
More than 5 years [member]
Disclosure of detailed information about borrowings [line items]
Term debt	2,389	2,014
Lease liabilities	42	57
Total	2,341	2,071
More than 1 year [member]
Disclosure of detailed information about borrowings [line items]
Term debt	4,705	4,189
Lease liabilities	268	302
Total	£ 4,973	£ 4,491